ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance income:
Interest-income revaluation of bank deposits	$ 2,171	$ 1,109	$ 225
Revaluation of warrants		8	30
Finance income	2,171	1,117	255
Finance expense:
Liability in respect of research and development grants	799	1,148	1,171
Bank commissions	27	22	81
Exchange rate differences	61	252	363
Interest expense of lease liability	48	46	60
Other	223
Finance expense	1,158	1,468	1,675
Finance income (expense), net	$ 1,013	$ (351)	$ (1,420)